NET INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator
Net income attributable to ordinary shareholders of KANZHUN LIMITED | ¥		¥ 2,735,340	¥ 1,584,664	¥ 1,099,227
Denominator
Weighted average number of ordinary shares used in computing basic net income per share		901,033,318	881,882,225	870,304,878
Dilutive effect of share-based awards		25,959,213	27,346,532	32,431,117
Weighted average number of ordinary shares used in computing diluted net income per share		926,992,531	909,228,757	902,735,995
Net income per share attributable to ordinary shareholders of KANZHUN LIMITED
- Basic | (per share)	$ 0.43	¥ 3.04	¥ 1.8	¥ 1.26
- Diluted | (per share)	$ 0.42	¥ 2.95	¥ 1.74	¥ 1.22